Business, Liquidity and Summary of Significant Accounting Policies (Details 3) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net income (loss) - numerator basic	$ 904	$ 3,921	$ 1,318	$ (11,157)	$ (6,477)	$ (1,571)
Change in fair value liability for price adjustable warrants	(1,914)		(3,643)
Net loss excluding change in fair value liability for price adjustable warrants	$ (1,010)	$ 3,921	$ (2,325)	$ (11,157)
Weighted average common shares outstanding - denominator basic	26,036	25,633	26,036	23,563
Assumed conversion of Series C		102
Effect of price adjustable warrants	4,257	9,066	4,257
Weighted average dilutive common shares outstanding	30,293	34,801	30,293	23,563
Net income (loss) per common share - basic (in dollars per share)	$ 0.03	$ 0.15	$ 0.05	$ (0.47)
Net income (loss) per common share - diluted (in dollars per share)	$ (0.03)	$ 0.11	$ (0.08)	$ (0.47)